Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible assets, net
Summary of intangible assets
	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2011
Technical know-how	9,000	(7,500)	1,500
Customer relationship	3,191	(53)	3,138
Purchased software and others	15,678	(6,566)	9,112
	27,869	(14,119)	13,750

As of December 31, 2012
Technical know-how	9,000	(8,625)	375
Customer relationship	3,191	(691)	2,500
Purchased software and others	18,380	(9,375)	9,005
	30,571	(18,691)	11,880